AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 67.4%
Affiliated Mutual Funds — 11.3%
AST Western Asset Core Plus Bond Portfolio*	1,575,566	$ 21,033,802
AST Western Asset Emerging Markets Debt Portfolio*	387,523	4,169,753

Total Affiliated Mutual Funds (cost $24,578,944)(w)		25,203,555
Common Stocks — 53.5%
Aerospace & Defense — 0.5%
Huntington Ingalls Industries, Inc.	182	33,162
L3Harris Technologies, Inc.	2,522	454,263
Lockheed Martin Corp.	845	286,413
Northrop Grumman Corp.	1,211	366,388
		1,140,226
Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.(a)	5,395	357,149
Cia de Distribucion Integral Logista Holdings SA (Spain)	24,575	395,555
Expeditors International of Washington, Inc.	1,616	107,820
XPO Logistics, Inc.*	98	4,777
		865,301
Airlines — 0.4%
Alaska Air Group, Inc.	9,573	272,543
Delta Air Lines, Inc.	14,848	423,614
Southwest Airlines Co.	2,626	93,512
United Airlines Holdings, Inc.*	188	5,931
		795,600
Auto Components — 0.5%
Bridgestone Corp. (Japan)	7,500	230,018
Gentex Corp.	2,620	58,059
Nemak SAB de CV (Mexico), 144A	576,500	96,235
S&T Motiv Co. Ltd. (South Korea)	10,096	228,091
Standard Motor Products, Inc.	4,408	183,241
Sumitomo Rubber Industries Ltd. (Japan)	18,800	177,339
Tupy SA (Brazil)	87,700	219,752
		1,192,735
Automobiles — 0.1%
BAIC Motor Corp. Ltd. (China) (Class H Stock), 144A	116,000	45,666
Ford Motor Co.(a)	32,807	158,458
General Motors Co.	3,575	74,288
Harley-Davidson, Inc.(a)	1,834	34,718
		313,130
Banks — 2.7%
Aozora Bank Ltd. (Japan)	5,700	108,235
Bank Hapoalim BM (Israel)	41,519	249,731
Bank Mandiri Persero Tbk PT (Indonesia)	293,600	84,188
Bank of America Corp.	11,155	236,821
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Bank of Communications Co. Ltd. (China) (Class H Stock)	136,000	$ 83,034
Bank of Nova Scotia (The) (Canada)	7,600	310,362
Central Pacific Financial Corp.	6,252	99,407
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	484,000	238,831
Citigroup, Inc.	1,827	76,953
City Holding Co.	1,457	96,934
Community Trust Bancorp, Inc.	1,965	62,467
Credicorp Ltd. (Peru)	2,200	314,754
CTBC Financial Holding Co. Ltd. (Taiwan)	87,000	51,352
DNB ASA (Norway)	15,472	173,139
Financial Institutions, Inc.	5,490	99,588
First Community Bankshares, Inc.	4,490	104,617
First Financial Corp.	946	31,899
First Financial Holding Co. Ltd. (Taiwan)	115,315	74,682
Flushing Financial Corp.	13,386	178,837
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	15,000	41,100
Hang Seng Bank Ltd. (Hong Kong)	23,100	393,873
Heritage Commerce Corp.	10,609	81,371
Independent Bank Corp.	8,079	103,977
ING Groep NV (Netherlands)	38,584	201,001
Investors Bancorp, Inc.	5,596	44,712
Lloyds Banking Group PLC (United Kingdom)	462,965	181,243
M&T Bank Corp.	986	101,982
MCB Bank Ltd. (Pakistan)	43,200	37,300
Midland States Bancorp, Inc.	3,570	62,439
National Bank of Pakistan (Pakistan)*	61,500	9,813
National Commercial Bank (Saudi Arabia)	44,665	411,589
Peoples Bancorp, Inc.	8,080	178,972
Sandy Spring Bancorp, Inc.	5,195	117,615
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	36,649	246,820
Sterling Bancorp	646	6,751
Thanachart Capital PCL (Thailand), NVDR	48,700	49,355
Tisco Financial Group PCL (Thailand), NVDR	158,800	336,779
U.S. Bancorp	2,879	99,181
Washington Trust Bancorp, Inc.	2,916	106,609
Wells Fargo & Co.	17,883	513,242
Zions Bancorp NA	1,138	30,453
		6,032,008
Beverages — 0.2%
Brown-Forman Corp. (Class B Stock)	3,035	168,473
Coca-Cola Co. (The)	2,424	107,262
PepsiCo, Inc.	686	82,389
Suntory Beverage & Food Ltd. (Japan)	3,400	128,364
		486,488
A1

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Biotechnology — 2.1%
AbbVie, Inc.(a)	6,045	$ 460,569
Agios Pharmaceuticals, Inc.*	320	11,354
Alkermes PLC*	846	12,199
Amgen, Inc.	7,466	1,513,582
Biogen, Inc.*	3,359	1,062,721
Gilead Sciences, Inc.	6,437	481,230
ImmunoGen, Inc.*(a)	12,003	40,930
Ionis Pharmaceuticals, Inc.*	4,913	232,287
Ultragenyx Pharmaceutical, Inc.*(a)	3,900	173,277
Vertex Pharmaceuticals, Inc.*	2,315	550,854
Voyager Therapeutics, Inc.*	10,015	91,637
		4,630,640
Building Products — 0.2%
A.O. Smith Corp.	264	9,982
Inwido AB (Sweden)	39,097	225,185
Johnson Controls International PLC	8,168	220,209
		455,376
Capital Markets — 0.5%
Ameriprise Financial, Inc.	1,015	104,017
Carlyle Group, Inc. (The)	803	17,385
Cohen & Steers, Inc.	1,278	58,085
E*TRADE Financial Corp.	2,155	73,960
IG Group Holdings PLC (United Kingdom)	27,167	231,879
Lazard Ltd. (Class A Stock)	450	10,602
LPL Financial Holdings, Inc.	1,021	55,573
Moscow Exchange MICEX-RTS PJSC (Russia)	400,000	485,938
		1,037,439
Chemicals — 0.6%
Advanced Emissions Solutions, Inc.(a)	21,018	138,088
Celanese Corp.	1,616	118,598
FMC Corp.	532	43,459
Formosa Chemicals & Fibre Corp. (Taiwan)	72,000	159,492
Grand Pacific Petrochemical (Taiwan)*	71,000	30,119
LyondellBasell Industries NV (Class A Stock)	2,019	100,203
PhosAgro PJSC (Russia), GDR	8,215	84,625
Sensient Technologies Corp.	3,247	141,277
Taiwan Styrene Monomer (Taiwan)	579,000	261,905
Westlake Chemical Partners LP, MLP	11,019	162,861
		1,240,627
Commercial Services & Supplies — 0.5%
Biffa PLC (United Kingdom), 144A	49,050	109,087
Ennis, Inc.	9,835	184,701
Herman Miller, Inc.	3,969	88,112
KAR Auction Services, Inc.	20,127	241,524
Knoll, Inc.	4,723	48,741
Matthews International Corp. (Class A Stock)	5,094	123,224
McGrath RentCorp	3,157	165,364
Republic Services, Inc.	848	63,651
	Shares	Value

Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Transcontinental, Inc. (Canada) (Class A Stock)(a)	13,500	$ 119,815
		1,144,219
Communications Equipment — 0.7%
Cisco Systems, Inc.	21,399	841,195
InterDigital, Inc.	2,447	109,210
Juniper Networks, Inc.	13,697	262,160
Motorola Solutions, Inc.	1,980	263,181
		1,475,746
Construction & Engineering — 0.2%
China Communications Services Corp. Ltd. (China) (Class H Stock)	130,000	94,097
CTCI Corp. (Taiwan)	26,000	25,151
Obayashi Corp. (Japan)	20,800	178,102
Primoris Services Corp.	5,444	86,560
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	86,500	36,233
		420,143
Construction Materials — 0.2%
Asia Cement Corp. (Taiwan)	50,000	65,022
China National Building Material Co. Ltd. (China) (Class H Stock)	86,000	93,761
HeidelbergCement AG (Germany)	7,330	311,759
		470,542
Consumer Finance — 0.2%
American Express Co.	1,716	146,907
Discover Financial Services	4,206	150,028
OneMain Holdings, Inc.	201	3,843
Santander Consumer USA Holdings, Inc.	732	10,182
Synchrony Financial	8,648	139,146
		450,106
Containers & Packaging — 0.3%
International Paper Co.	10,600	329,978
Silgan Holdings, Inc.(a)	11,140	323,283
Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan)	49,000	80,159
		733,420
Distributors — 0.1%
Core-Mark Holding Co., Inc.	5,057	144,478
Diversified Consumer Services — 0.2%
H&R Block, Inc.(a)	35,107	494,307
Diversified Financial Services — 0.1%
Far East Horizon Ltd. (China)	125,000	100,522
REC Ltd. (India)	49,580	57,944
		158,466
Diversified Telecommunication Services — 2.0%
AT&T, Inc.	19,283	562,100
BCE, Inc. (Canada)	7,747	317,796

A2

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
China Telecom Corp. Ltd. (China) (Class H Stock)	248,000	$ 75,323
China Unicom Hong Kong Ltd. (China)	96,000	55,484
CITIC Telecom International Holdings Ltd. (China)	1,216,000	401,903
Cogent Communications Holdings, Inc.	2,668	218,696
Deutsche Telekom AG (Germany)	19,292	249,122
GCI Liberty, Inc. (Class A Stock)*	513	29,226
HKT Trust & HKT Ltd. (Hong Kong)	202,000	274,020
KT Corp. (South Korea)	514	8,352
KT Corp. (South Korea), ADR*	30,847	239,990
LG Uplus Corp. (South Korea)	42,262	372,039
Magyar Telekom Telecommunications PLC (Hungary)	70,521	78,822
Nippon Telegraph & Telephone Corp. (Japan)	22,900	548,690
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	388,900	74,820
Verizon Communications, Inc.	15,742	845,818
		4,352,201
Electric Utilities — 1.3%
ALLETE, Inc.	1,759	106,736
American Electric Power Co., Inc.	581	46,468
CLP Holdings Ltd. (Hong Kong)	20,000	183,473
Duke Energy Corp.(a)	4,238	342,769
El Paso Electric Co.	2,763	187,773
Endesa SA (Spain)	14,411	307,901
Exelon Corp.	882	32,466
IDACORP, Inc.	1,821	159,866
Manila Electric Co. (Philippines)	15,760	69,599
NextEra Energy, Inc.	454	109,241
OGE Energy Corp.	2,101	64,564
Pinnacle West Capital Corp.	3,232	244,953
PNM Resources, Inc.(a)	4,547	172,786
Portland General Electric Co.	8,723	418,181
Power Grid Corp. of India Ltd. (India)	41,501	87,109
Red Electrica Corp. SA (Spain)	14,462	260,241
Southern Co. (The)	2,164	117,159
Tenaga Nasional Bhd (Malaysia)	3,100	8,580
		2,919,865
Electrical Equipment — 0.2%
Chicony Power Technology Co. Ltd. (Taiwan)	22,601	39,181
Powell Industries, Inc.	1,354	34,757
Rockwell Automation, Inc.	571	86,170
Signify NV (Netherlands), 144A	20,106	386,582
		546,690
Electronic Equipment, Instruments & Components — 1.0%
ALSO Holding AG (Switzerland)*	2,234	355,185
CDW Corp.	832	77,600
Codan Ltd. (Australia)	67,023	222,271
Dolby Laboratories, Inc. (Class A Stock)	3,351	181,658
Foxconn Technology Co. Ltd. (Taiwan)	6,231	10,202
	Shares	Value

Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Jabil, Inc.	5,535	$ 136,050
National Instruments Corp.	9,900	327,492
Nippon Electric Glass Co. Ltd. (Japan)	10,500	139,049
Synnex Technology International Corp. (Taiwan)	168,000	206,727
TE Connectivity Ltd.	6,591	415,101
Tripod Technology Corp. (Taiwan)	29,000	91,238
Yageo Corp. (Taiwan)	3,443	30,668
Zhen Ding Technology Holding Ltd. (Taiwan)	33,000	101,306
		2,294,547
Energy Equipment & Services — 0.0%
Core Laboratories NV	3,114	32,199
National Oilwell Varco, Inc.	4,929	48,452
		80,651
Entertainment — 0.2%
Activision Blizzard, Inc.*	1,400	83,272
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	542	13,994
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	781	21,267
Lions Gate Entertainment Corp. (Class B Stock)*	960	5,357
Madison Square Garden Co. (The) (Class A Stock)*	805	170,185
Major Cineplex Group PCL (Thailand), NVDR	474,300	194,265
World Wrestling Entertainment, Inc. (Class A Stock)	782	26,533
		514,873
Equity Real Estate Investment Trusts (REITs) — 2.7%
AEON REIT Investment Corp. (Japan)	385	369,953
Alexander’s, Inc.	682	188,198
Concentradora Fibra Danhos SA de CV (Mexico)	447,400	365,879
CorEnergy Infrastructure Trust, Inc.	3,459	63,576
CubeSmart	12,481	334,366
Empiric Student Property PLC (United Kingdom)	280,151	229,892
Essex Property Trust, Inc.	1,600	352,384
Extra Space Storage, Inc.	3,724	356,610
First Real Estate Investment Trust (Singapore)	429,700	204,908
Four Corners Property Trust, Inc.	7,124	133,290
Ichigo Office REIT Investment Corp. (Japan)	460	319,493
Industrial Logistics Properties Trust	9,818	172,208
Kenedix Retail REIT Corp. (Japan)	157	222,877
KLCCP Stapled Group (Malaysia)	40,500	73,078
Klepierre SA (France)	8,971	188,924
Life Storage, Inc.	4,067	384,535
LTC Properties, Inc.	2,194	67,795

A3

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Macquarie Mexico Real Estate Management SA de CV (Mexico), 144A	430,100	$ 357,895
MGM Growth Properties LLC (Class A Stock)	4,841	114,587
National Health Investors, Inc.	2,440	120,829
New Senior Investment Group, Inc.	23,795	60,915
Omega Healthcare Investors, Inc.	3,417	90,687
Premier Investment Corp. (Japan)	316	348,746
PS Business Parks, Inc.	403	54,615
RPT Realty	7,139	43,048
Simon Property Group, Inc.(a)	1,384	75,926
Slate Retail REIT (Canada)	39,700	192,110
Welltower, Inc.	2,149	98,381
WPT Industrial Real Estate Investment Trust (Canada)	32,100	286,011
Xenia Hotels & Resorts, Inc.	5,782	59,555
		5,931,271
Food & Staples Retailing — 1.7%
BJ’s Wholesale Club Holdings, Inc.*	6,961	177,297
Casey’s General Stores, Inc.(a)	519	68,762
Empire Co. Ltd. (Canada) (Class A Stock)	20,876	408,382
George Weston Ltd. (Canada)	3,700	264,571
GS Retail Co. Ltd. (South Korea)	15,660	396,395
Ingles Markets, Inc. (Class A Stock)	4,639	167,746
Koninklijke Ahold Delhaize NV (Netherlands)	19,339	451,351
Kroger Co. (The)	10,361	312,074
Lawson, Inc. (Japan)	9,900	545,800
Seven & i Holdings Co. Ltd. (Japan)	6,900	229,994
SpartanNash Co.	13,601	194,766
Walmart, Inc.	3,942	447,890
		3,665,028
Food Products — 2.2%
B&G Foods, Inc.(a)	9,087	164,384
Dali Foods Group Co. Ltd. (China), 144A	779,000	542,555
Flowers Foods, Inc.	18,322	375,967
General Mills, Inc.	7,600	401,052
Hershey Co. (The)	2,418	320,385
High Liner Foods, Inc. (Canada)	88,100	402,532
Indofood Sukses Makmur Tbk PT (Indonesia)	202,400	78,650
Ingredion, Inc.	1,666	125,783
J.M. Smucker Co. (The)	3,203	355,533
JBS SA	19,500	76,332
John B. Sanfilippo & Son, Inc.	2,204	197,038
Mondelez International, Inc. (Class A Stock)	1,660	83,133
Nestle SA (Switzerland)	3,647	373,126
Tate & Lyle PLC (United Kingdom)	62,266	503,996
Thai Vegetable Oil PCL (Thailand), NVDR	55,800	38,285
Tyson Foods, Inc. (Class A Stock)	4,040	233,795
	Shares	Value

Common Stocks (continued)
Food Products (cont’d.)
Uni-President China Holdings Ltd. (China)	98,000	$ 94,362
Uni-President Enterprises Corp. (Taiwan)	164,720	357,622
Want Want China Holdings Ltd. (China)	116,000	84,046
		4,808,576
Gas Utilities — 0.3%
Enagas SA (Spain)	15,524	310,045
Kunlun Energy Co. Ltd. (China)	162,000	94,416
ONE Gas, Inc.	738	61,712
Spire, Inc.	1,938	144,342
Suburban Propane Partners LP, MLP	7,860	111,140
		721,655
Health Care Equipment & Supplies — 0.7%
Baxter International, Inc.	4,033	327,439
LeMaitre Vascular, Inc.	2,883	71,844
Medtronic PLC	7,343	662,192
ResMed, Inc.	606	89,258
Smith & Nephew PLC (United Kingdom)	16,756	296,435
		1,447,168
Health Care Providers & Services — 1.6%
AmerisourceBergen Corp.	4,023	356,036
Anthem, Inc.	903	205,017
Cardinal Health, Inc.	6,416	307,583
Chemed Corp.	507	219,632
CVS Health Corp.	7,826	464,317
DaVita, Inc.*	131	9,964
Encompass Health Corp.	2,808	179,796
Guardant Health, Inc.*	1,480	103,008
Henry Schein, Inc.*	336	16,975
Humana, Inc.	404	126,864
McKesson Corp.	888	120,111
Miraca Holdings, Inc. (Japan)	5,700	120,246
Patterson Cos., Inc.(a)	7,221	110,409
Quest Diagnostics, Inc.(a)	1,010	81,103
Sinopharm Group Co. Ltd. (China) (Class H Stock)	14,600	32,768
UnitedHealth Group, Inc.	4,555	1,135,926
		3,589,755
Health Care Technology — 0.1%
Computer Programs & Systems, Inc.	4,666	103,818
Hotels, Restaurants & Leisure — 0.6%
Bloomin’ Brands, Inc.	8,057	57,527
Brinker International, Inc.	12,406	148,996
Cheesecake Factory, Inc. (The)(a)	5,054	86,322
Churchill Downs, Inc.	68	7,001
Cracker Barrel Old Country Store, Inc.(a)	1,161	96,619
Darden Restaurants, Inc.	783	42,642
Domino’s Pizza, Inc.	1,000	324,070
Jack in the Box, Inc.	2,387	83,664
Las Vegas Sands Corp.	1,781	75,639

A4

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Marriott International, Inc. (Class A Stock)(a)	1,841	$ 137,725
MGM Resorts International	524	6,183
OPAP SA (Greece)	10,361	79,021
Ruth’s Hospitality Group, Inc.	4,653	31,082
Starbucks Corp.	2,020	132,795
Texas Roadhouse, Inc.(a)	726	29,984
		1,339,270
Household Durables — 0.6%
Ethan Allen Interiors, Inc.	8,638	88,280
JM AB (Sweden)	7,715	134,356
La-Z-Boy, Inc.	4,908	100,860
McCarthy & Stone PLC (United Kingdom), 144A	558,533	450,334
Newell Brands, Inc.	7,119	94,540
Nien Made Enterprise Co. Ltd. (Taiwan)	9,000	53,794
PulteGroup, Inc.	3,010	67,183
Sekisui House Ltd. (Japan)	24,400	403,182
		1,392,529
Household Products — 0.7%
Church & Dwight Co., Inc.	5,432	348,626
Clorox Co. (The)	1,800	311,850
Kimberly-Clark Corp.	404	51,659
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	197,300	299,911
Procter & Gamble Co. (The)	4,833	531,630
		1,543,676
Independent Power & Renewable Electricity Producers — 0.5%
Aboitiz Power Corp. (Philippines)	135,700	70,228
AES Corp.	1,068	14,525
AES Gener SA (Chile)	1,449,750	176,159
CGN Power Co. Ltd. (China) (Class H Stock), 144A	387,000	88,355
Clearway Energy, Inc. (Class A Stock)	1,049	18,011
Colbun SA (Chile)	824,462	89,584
Polaris Infrastructure, Inc. (Canada)	55,900	443,689
TerraForm Power, Inc. (Class A Stock)	12,446	196,273
		1,096,824
Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	144	18,041
CITIC Ltd. (China)	73,000	76,450
Honeywell International, Inc.	2,394	320,293
		414,784
Insurance — 2.5%
Allianz SE (Germany)	2,315	398,800
Allstate Corp. (The)	3,206	294,086
American Financial Group, Inc.	3,296	230,984
Argo Group International Holdings Ltd.	724	26,831
Assurant, Inc.	2,900	301,861
Axis Capital Holdings Ltd.	8,638	333,859
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	29,000	$ 87,531
CNO Financial Group, Inc.	5,027	62,285
Direct Line Insurance Group PLC (United Kingdom)	72,397	265,153
Employers Holdings, Inc.	4,692	190,073
Everest Re Group Ltd.	1,893	364,251
First American Financial Corp.	2,798	118,663
Hannover Rueck SE (Germany)	1,448	208,348
Hanover Insurance Group, Inc. (The)	2,584	234,059
Hartford Financial Services Group, Inc. (The)	6,558	231,104
HCI Group, Inc.	4,774	192,154
Horace Mann Educators Corp.	3,511	128,468
IRB Brasil Resseguros S/A (Brazil)	12,900	24,082
Liberty Holdings Ltd. (South Africa)	7,328	27,041
Mercury General Corp.	13,142	535,142
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	2,007	403,289
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	86,000	82,839
Safety Insurance Group, Inc.	1,444	121,917
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	508	64,155
Stewart Information Services Corp.	5,254	140,124
Talanx AG (Germany)	7,770	264,862
Travelers Cos., Inc. (The)	2,800	278,180
		5,610,141
Interactive Media & Services — 0.2%
Twitter, Inc.*	16,590	407,450
Internet & Direct Marketing Retail — 0.4%
Booking Holdings, Inc.*	268	360,546
eBay, Inc.	10,819	325,219
PetMed Express, Inc.(a)	8,041	231,420
Qurate Retail, Inc. (Class A Stock)*	6,122	37,375
		954,560
IT Services — 1.1%
Amdocs Ltd.(a)	6,327	347,795
Booz Allen Hamilton Holding Corp.	4,620	317,117
Capgemini SE (France)	4,244	356,619
CSG Systems International, Inc.	4,533	189,706
EVERTEC, Inc. (Puerto Rico)	6,433	146,222
Hackett Group, Inc. (The)	14,824	188,561
Infosys Ltd. (India), ADR	4,810	39,490
International Business Machines Corp.	1,806	200,340
NIC, Inc.	8,467	194,741
Science Applications International Corp.	477	35,599
TTEC Holdings, Inc.	4,132	151,727
Western Union Co. (The)(a)	17,209	311,999
		2,479,916
Machinery — 0.7%
Allison Transmission Holdings, Inc.	846	27,588

A5

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Caterpillar, Inc.	3,166	$ 367,383
Cummins, Inc.	2,341	316,784
Douglas Dynamics, Inc.	3,575	126,948
Dover Corp.	730	61,276
Hyster-Yale Materials Handling, Inc.(a)	1,729	69,316
Illinois Tool Works, Inc.	2,509	356,579
Lincoln Electric Holdings, Inc.	381	26,289
Oshkosh Corp.	219	14,088
Pentair PLC	4,670	138,979
		1,505,230
Marine — 0.1%
Scorpio Bulkers, Inc.	79,343	200,738
Media — 1.4%
AMC Networks, Inc. (Class A Stock)*(a)	8,459	205,638
Astro Malaysia Holdings Bhd (Malaysia)	1,050,300	205,015
Comcast Corp. (Class A Stock)	24,874	855,168
Discovery, Inc. (Class A Stock)*(a)	16,400	318,816
Discovery, Inc. (Class C Stock)*	5,317	93,260
Gannett Co., Inc.	6,868	10,165
Interpublic Group of Cos., Inc. (The)	12,495	202,294
KT Skylife Co. Ltd. (South Korea)	10,347	51,463
Liberty Broadband Corp. (Class A Stock)*	807	86,349
Liberty Broadband Corp. (Class C Stock) *	1,328	147,036
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	2,093	66,327
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	3,323	105,073
MSG Networks, Inc. (Class A Stock)*	3,903	39,811
Omnicom Group, Inc.(a)	9,451	518,860
Reach PLC (United Kingdom)	120,643	156,769
ViacomCBS, Inc. (Class B Stock)	756	10,592
		3,072,636
Metals & Mining — 0.5%
China Steel Corp. (Taiwan)	100,000	62,686
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	57,940	65,830
Freeport-McMoRan, Inc.	19,820	133,785
Harmony Gold Mining Co. Ltd. (South Africa), ADR*(a)	133,042	290,032
Kaiser Aluminum Corp.	1,348	93,390
Nucor Corp.	5,463	196,777
POSCO (South Korea)	223	29,183
Schnitzer Steel Industries, Inc. (Class A Stock)	2,003	26,119
Steel Dynamics, Inc.	323	7,280
Warrior Met Coal, Inc.	14,491	153,894
		1,058,976
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Anworth Mortgage Asset Corp.	55,100	62,263
	Shares	Value

Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Apollo Commercial Real Estate Finance, Inc.	6,814	$ 50,560
Arbor Realty Trust, Inc.	12,256	60,054
Ares Commercial Real Estate Corp.	11,790	82,412
Blackstone Mortgage Trust, Inc. (Class A Stock)	5,135	95,614
Cherry Hill Mortgage Investment Corp.	7,124	44,169
Chimera Investment Corp.	37,229	338,784
Granite Point Mortgage Trust, Inc.	8,402	42,598
Great Ajax Corp.	29,896	190,139
Invesco Mortgage Capital, Inc.	9,680	33,009
New Residential Investment Corp.	5,203	26,067
Redwood Trust, Inc.	12,170	61,580
TPG RE Finance Trust, Inc.	11,110	60,994
Two Harbors Investment Corp.	5,467	20,829
		1,169,072
Multiline Retail — 0.4%
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	1,533	92,527
Dollar General Corp.	2,700	407,727
Target Corp.	4,749	441,514
		941,768
Multi-Utilities — 0.7%
Black Hills Corp.	2,648	169,551
Canadian Utilities Ltd. (Canada) (Class A Stock)	7,300	174,499
Dominion Energy, Inc.	4,635	334,601
NorthWestern Corp.	3,092	184,994
Public Service Enterprise Group, Inc.	9,035	405,762
Unitil Corp.	3,595	188,090
		1,457,497
Oil, Gas & Consumable Fuels — 1.5%
Alliance Resource Partners LP, MLP	6,377	19,769
Arch Coal, Inc. (Class A Stock)(a)	2,006	57,973
BP Midstream Partners LP, MLP	19,949	185,725
Chevron Corp.	1,260	91,300
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	114,276	217,512
CVR Energy, Inc.(a)	10,824	178,921
Delek US Holdings, Inc.(a)	4,451	70,148
DHT Holdings, Inc.	34,380	263,695
Exxon Mobil Corp.	2,194	83,306
HollyFrontier Corp.	195	4,779
Itochu Enex Co. Ltd. (Japan)	36,000	280,805
JXTG Holdings, Inc. (Japan)	38,400	130,659
KNOT Offshore Partners LP (United Kingdom), MLP	13,916	141,943
Motor Oil Hellas Corinth Refineries SA (Greece)	2,479	30,800
MPLX LP, MLP	19,100	221,942
Occidental Petroleum Corp.	6,432	74,483
Oil & Natural Gas Corp. Ltd. (India)	64,420	58,306
Ovintiv, Inc.(a)	3,372	9,104
Phillips 66	969	51,987

A6

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	9,415	$ 169,235
Semirara Mining & Power Corp. (Philippines)	266,920	57,575
Shell Midstream Partners LP, MLP(a)	31,152	310,897
TC PipeLines LP, MLP	12,123	333,140
Tsakos Energy Navigation Ltd. (Greece)	64,493	210,247
		3,254,251
Paper & Forest Products — 0.1%
Hansol Paper Co. Ltd. (South Korea)	8,060	69,367
Nine Dragons Paper Holdings Ltd. (Hong Kong)	88,000	79,852
Schweitzer-Mauduit International, Inc.	1,632	45,402
		194,621
Personal Products — 0.2%
Chlitina Holding Ltd. (China)	9,000	51,426
Hengan International Group Co. Ltd. (China)	13,500	100,785
Unilever NV (United Kingdom)	7,715	380,002
		532,213
Pharmaceuticals — 3.5%
Allergan PLC	2,061	365,003
Bausch Health Cos., Inc.*	4,353	67,472
Bristol-Myers Squibb Co.	8,665	482,987
China Medical System Holdings Ltd. (China)	449,000	481,447
China Shineway Pharmaceutical Group Ltd. (China)	104,000	77,759
Consun Pharmaceutical Group Ltd. (China)	101,000	45,638
Dr. Reddy’s Laboratories Ltd. (India), ADR	2,383	96,106
Eli Lilly & Co.	3,326	461,383
GlaxoSmithKline PLC (United Kingdom)	11,977	225,723
Jazz Pharmaceuticals PLC*	6	598
Johnson & Johnson	9,047	1,186,333
Merck & Co., Inc.	8,344	641,987
Novartis AG (Switzerland)	6,173	508,158
Novo Nordisk A/S (Denmark) (Class B Stock)	9,645	580,508
Pfizer, Inc.	23,044	752,156
Phibro Animal Health Corp. (Class A Stock)	4,652	112,439
Roche Holding AG (Switzerland)	3,285	1,063,935
Sanofi (France)	6,393	557,825
Shionogi & Co. Ltd. (Japan)	3,300	162,597
		7,870,054
Professional Services — 0.4%
Barrett Business Services, Inc.	2,767	109,684
CRA International, Inc.	4,303	143,763
Exponent, Inc.	3,247	233,492
	Shares	Value

Common Stocks (continued)
Professional Services (cont’d.)
Insperity, Inc.	1,548	$ 57,740
Kelly Services, Inc. (Class A Stock)	15,192	192,786
ManpowerGroup, Inc.	336	17,805
Resources Connection, Inc.	17,015	186,655
Robert Half International, Inc.(a)	901	34,013
		975,938
Real Estate Management & Development — 0.5%
China Vanke Co. Ltd. (China) (Class H Stock)	62,000	203,530
Daito Trust Construction Co. Ltd. (Japan)	4,300	398,274
Deutsche EuroShop AG (Germany)(a)	13,941	159,750
Hysan Development Co. Ltd. (Hong Kong)	50,300	163,310
K Wah International Holdings Ltd. (Hong Kong)	54,000	23,183
Shenzhen Investment Ltd. (China)	256,000	79,353
Yuexiu Property Co. Ltd. (China)	520,000	93,192
		1,120,592
Road & Rail — 0.4%
CSX Corp.	4,085	234,070
Landstar System, Inc.	41	3,930
Norfolk Southern Corp.(a)	1,279	186,734
Union Pacific Corp.	3,038	428,480
		853,214
Semiconductors & Semiconductor Equipment — 2.6%
Broadcom, Inc.	4,347	1,030,674
Cree, Inc.*(a)	9,467	335,700
Intel Corp.	26,366	1,426,928
Lam Research Corp.	515	123,600
Maxim Integrated Products, Inc.	4,586	222,925
Novatek Microelectronics Corp. (Taiwan)	83,000	471,013
Powertech Technology, Inc. (Taiwan)	27,000	76,077
QUALCOMM, Inc.	6,679	451,834
Sitronix Technology Corp. (Taiwan)	24,000	92,247
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	33,600	304,214
Teradyne, Inc.(a)	936	50,703
Texas Instruments, Inc.	7,077	707,205
United Microelectronics Corp. (Taiwan)	778,000	347,048
Xperi Corp.	7,830	108,915
		5,749,083
Software — 2.2%
Autodesk, Inc.*	3,650	569,765
CDK Global, Inc.	2,847	93,524
Cerence, Inc.*	6,461	99,499
Citrix Systems, Inc.	6,239	883,131
FireEye, Inc.*	12,640	133,731
J2 Global, Inc.(a)	408	30,539
Microsoft Corp.	3,559	561,290
NortonLifeLock, Inc.	16,900	316,199
Nuance Communications, Inc.*	21,053	353,269

A7

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
Open Text Corp. (Canada)	9,776	$ 341,378
Oracle Corp.	16,685	806,386
Progress Software Corp.	4,812	153,984
Software AG (Germany)	12,730	381,664
TiVo Corp.	24,438	173,021
		4,897,380
Specialty Retail — 0.8%
Aaron’s, Inc.(a)	3,253	74,103
American Eagle Outfitters, Inc.	7,103	56,469
Best Buy Co., Inc.	3,768	214,776
DCM Holdings Co. Ltd. (Japan)	26,600	245,839
Dufry AG (Switzerland)*	2,764	84,837
Foot Locker, Inc.	3,519	77,594
Lithia Motors, Inc. (Class A Stock)	1,526	124,811
Lowe’s Cos., Inc.	812	69,873
Petrobras Distribuidora SA (Brazil)	16,200	49,073
Rent-A-Center, Inc.	8,111	114,690
TJX Cos., Inc. (The)	5,893	281,744
Tractor Supply Co.	2,314	195,649
USS Co. Ltd. (Japan)	5,109	70,449
Williams-Sonoma, Inc.	3,403	144,696
		1,804,603
Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	5,162	1,312,645
Hewlett Packard Enterprise Co.	7,119	69,125
HP, Inc.	20,000	347,200
Inventec Corp. (Taiwan)	92,000	70,916
Lite-On Technology Corp. (Taiwan)	329,000	448,595
Samsung Electronics Co. Ltd. (South Korea)	23,054	895,706
Seagate Technology PLC	12,513	610,634
Western Digital Corp.	11,571	481,585
		4,236,406
Textiles, Apparel & Luxury Goods — 0.4%
Carter’s, Inc.	414	27,212
Columbia Sportswear Co.(a)	1,608	112,190
Formosa Taffeta Co. Ltd. (Taiwan)	76,000	77,161
MC Group PCL (Thailand), NVDR	405,600	85,836
Oxford Industries, Inc.(a)	1,962	71,142
Pandora A/S (Denmark)	6,943	225,040
Ralph Lauren Corp.	152	10,158
Stella International Holdings Ltd. (Hong Kong)	251,000	263,561
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	48,100	73,576
		945,876
Thrifts & Mortgage Finance — 0.5%
Deutsche Pfandbriefbank AG (Germany), 144A	28,934	221,168
Federal Agricultural Mortgage Corp. (Class C Stock)	2,528	140,633
Genworth MI Canada, Inc. (Canada)	17,000	377,737
Indiabulls Housing Finance Ltd. (India)	89,285	112,982
	Shares	Value

Common Stocks (continued)
Thrifts & Mortgage Finance (cont’d.)
Northwest Bancshares, Inc.	13,876	$ 160,545
Waterstone Financial, Inc.	12,392	180,180
		1,193,245
Tobacco — 1.1%
Altria Group, Inc.	11,081	428,502
British American Tobacco PLC (United Kingdom)	15,433	525,791
Gudang Garam Tbk PT (Indonesia)	15,700	39,523
Imperial Brands PLC (United Kingdom)	13,347	246,803
Japan Tobacco, Inc. (Japan)	9,500	175,928
KT&G Corp. (South Korea)	6,333	387,257
Philip Morris International, Inc.	3,453	251,931
Scandinavian Tobacco Group A/S (Denmark), 144A	32,792	331,010
Vector Group Ltd.	3,573	33,658
		2,420,403
Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	2,310	105,613
HD Supply Holdings, Inc.*	926	26,326
Marubeni Corp. (Japan)	31,200	155,235
MSC Industrial Direct Co., Inc. (Class A Stock)	8,537	469,279
Sumitomo Corp. (Japan)	18,500	212,383
Systemax, Inc.	5,568	98,721
W.W. Grainger, Inc.	57	14,165
		1,081,722
Transportation Infrastructure — 0.4%
Enav SpA (Italy), 144A	81,605	360,592
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	72,200	244,334
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	6,500	35,144
Yuexiu Transport Infrastructure Ltd. (China)	490,000	297,592
		937,662
Water Utilities — 0.0%
TTW PCL (Thailand), NVDR	169,500	65,302
Wireless Telecommunication Services — 0.7%
China Mobile Ltd. (China)	5,000	37,417
Globe Telecom, Inc. (Philippines)	2,325	88,190
KDDI Corp. (Japan)	21,900	649,052
NTT DOCOMO, Inc. (Japan)	6,500	203,163
SK Telecom Co. Ltd. (South Korea)	372	53,881
Softbank Corp. (Japan)	33,900	432,644
Telephone & Data Systems, Inc.	4,210	70,560
		1,534,907

Total Common Stocks (cost $139,854,171)		118,969,634
Exchange-Traded Funds — 2.5%
iShares Core S&P 500 ETF(a)	2,500	646,000
iShares Edge MSCI Min Vol EAFE ETF	28,258	1,753,409

A8

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value

Exchange-Traded Funds (continued)
iShares Edge MSCI Min Vol Emerging Markets ETF	7,386	$ 346,551
iShares MSCI ACWI ex US ETF(a)	46,270	1,742,066
iShares MSCI Emerging Markets ETF	10,086	344,235
iShares Russell 1000 Value ETF	5,400	535,572
iShares Russell 2000 ETF	1,515	173,407

Total Exchange-Traded Funds (cost $5,484,624)		5,541,240
Preferred Stocks — 0.1%
Oil, Gas & Consumable Fuels
Surgutneftegas PJSC (Russia) (PRFC)	362,600	173,074
Transneft PJSC (Russia) (PRFC)	34	63,174

Total Preferred Stocks (cost $295,154)		236,248

Total Long-Term Investments (cost $170,212,893)		149,950,677
Short-Term Investments — 18.0%
Affiliated Mutual Funds — 17.6%
PGIM Core Ultra Short Bond Fund(w)	32,001,996	32,001,996
PGIM Institutional Money Market Fund (cost $7,102,959; includes $7,084,978 of cash collateral for securities on loan)(b)(w)	7,114,047	7,102,665

Total Affiliated Mutual Funds (cost $39,104,955)		39,104,661
Unaffiliated Fund — 0.4%
Fidelity Investments Money Market Funds - Treasury Only Portfolio	854,884	854,884
(cost $854,884)

Total Short-Term Investments (cost $39,959,839)		39,959,545

TOTAL INVESTMENTS—85.4% (cost $210,172,732)		189,910,222

Other assets in excess of liabilities(z) — 14.6%		32,477,093

Net Assets — 100.0%		$ 222,387,315

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ACWI	All Country World Index
ADR	American Depositary Receipt
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MICEX	Moscow Interbank Currency Exchange
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
NVDR	Non-voting Depositary Receipt
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REITs	Real Estate Investment Trust
RTS	Russian Trading System
S&P	Standard & Poor’s
US	United States

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,871,182; cash collateral of $7,084,978 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
292	S&P 500 E-Mini Index	Jun. 2020	$37,517,620	$2,385,545
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A9